Employee Benefit Plans - Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail) - Summit Materials, LLC [Member]	12 Months Ended
	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term rate of return on plan assets	7.30%	7.30%	7.50%
Pension Benefits [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.74%	3.50%
Pension Benefits [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.97%	3.65%
Healthcare & Life Ins [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.52%
Healthcare & Life Ins [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.34%
Healthcare & Life Ins [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.80%